Document And Entity Information	6 Months Ended
	Jun. 30, 2012	Jul. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	CYCLONE POWER TECHNOLOGIES INC
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		235,001,771
Amendment Flag	false
Entity Central Index Key	0001442711
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2